QUARTERLY DATA (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
Quarterly results of operations for the years ended December 31, 2014 and 2013 are as follows:

	Year Ended December 31, 2014				Year Ended December 31, 2013
	Fourth Quarter	Third Quarter	Second Quarter	First Quarter	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
	(In Thousands, Except Share Amounts)
Interest and dividend income	$12,039	$11,728	$11,683	$12,071	$12,184	$9,151	$8,302	$8,555

Interest expense	2,038	2,041	2,080	2,084	2,097	2,064	2,083	2,210

Net interest and dividend income	10,001	9,687	9,603	9,987	10,087	7,087	6,219	6,345

Provision for loan losses	344	350	415	430	686	443	55	135

Net interest and dividend income after provision for loan losses	9,657	9,337	9,188	9,557	9,401	6,644	6,164	6,210

Noninterest income	2,486	2,446	2,462	2,772	2,560	1,233	2,072	2,440

Noninterest expenses	10,211	10,004	10,337	10,954	10,513	10,374	8,209	8,581

Income (loss) before income taxes	1,932	1,779	1,313	1,375	1,448	(2,497)	27	69

Income tax provision (benefit)	541	579	399	469	424	(755)	87	146

Net income (loss)	$1,391	$1,200	$914	$906	$1,024	$(1,742)	$(60)	$(77)

Earnings (loss) per share:
Basic	$0.11	$0.10	$0.07	$0.07	$0.08	$(0.17)	$(0.01)	$(0.01)
Diluted	$0.11	$0.10	$0.07	$0.07	$0.08	$(0.17)	$(0.01)	$(0.01)